UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103, El Cajon, CA 92020

(Address of principal executive offices)              (Zip code)

Ross C. Provence

Blue Chip Investor Funds

480 N. Magnolia Ave., Suite 103, El Cajon, CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: Blue Chip Investor Fund (BCIFX)	Custodian Name: Custodial Trust Co.
Meeting Date Range: 01-Jul-2007 To 30-Jun-2008
Selected Accounts
DREYFUS CASH MANAGEMENT
Security:	26188J206			Meeting Type:		Special
Ticker:	DICXX			Meeting Date:		22-Aug-2007
ISIN	US26188J2069			Vote Deadline Date:		21-Aug-2007
Agenda	932746324	Management		Total Ballot Shares:		5807823
Last Vote Date:	22-Jun-2007
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	JOSEPH S. DIMARTINO			5807823	0	0	0
2	PHILIP L. TOIA			5807823	0	0	0
3	BENAREE PRATT WILEY			5807823	0	0	0
NIKE, INC.
Security:	654106103			Meeting Type:		Annual
Ticker:	NKE			Meeting Date:		17-Sep-2007
ISIN	US6541061031			Vote Deadline Date:		14-Sep-2007
Agenda	932758317	Management		Total Ballot Shares:		376897
Last Vote Date:	02-Aug-2007
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	JILL K. CONWAY			28000	0	0	0
2	ALAN B. GRAF, JR.			28000	0	0	0
3	JEANNE P. JACKSON			28000	0	0	0
2	TO APPROVE THE EXTENSION OF AND AMENDMENTS TO THE NIKE, INC. LONG-TERM INCENTIVE PLAN.		For	28000	0	0	0
3	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		For	28000	0	0	0
FEDEX CORPORATION
Security:	31428X106			Meeting Type:		Annual
Ticker:	FDX			Meeting Date:		24-Sep-2007
ISIN	US31428X1063			Vote Deadline Date:		21-Sep-2007
Agenda	932763192	Management		Total Ballot Shares:		117395
Last Vote Date:	20-Aug-2007
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: JAMES L. BARKSDALE		For	8500	0	0	0
2	ELECTION OF DIRECTOR: AUGUST A. BUSCH IV		For	8500	0	0	0
3	ELECTION OF DIRECTOR: JOHN A. EDWARDSON		For	8500	0	0	0
4	ELECTION OF DIRECTOR: JUDITH L. ESTRIN		For	8500	0	0	0
5	ELECTION OF DIRECTOR: PHILIP GREER		For	8500	0	0	0
6	ELECTION OF DIRECTOR: J.R. HYDE, III		For	8500	0	0	0
7	ELECTION OF DIRECTOR: SHIRLEY A. JACKSON		For	8500	0	0	0
8	ELECTION OF DIRECTOR: STEVEN R. LORANGER		For	8500	0	0	0
9	ELECTION OF DIRECTOR: GARY W. LOVEMAN		For	8500	0	0	0
10	ELECTION OF DIRECTOR: CHARLES T. MANATT		For	8500	0	0	0
11	ELECTION OF DIRECTOR: FREDERICK W. SMITH		For	8500	0	0	0
12	ELECTION OF DIRECTOR: JOSHUA I. SMITH		For	8500	0	0	0
13	ELECTION OF DIRECTOR: PAUL S. WALSH		For	8500	0	0	0
14	ELECTION OF DIRECTOR: PETER S. WILLMOTT		For	8500	0	0	0
15	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		For	8500	0	0	0
16	STOCKHOLDER PROPOSAL REGARDING SEPARATION OF CHAIRMAN AND CEO ROLES.		Against	0	8500	0	0
17	STOCKHOLDER PROPOSAL REGARDING SHAREHOLDER VOTE ON EXECUTIVE PAY.		Against	0	8500	0	0
18	STOCKHOLDER PROPOSAL REGARDING GLOBAL WARMING REPORT.		Against	0	8500	0	0
19	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS REPORT.		Against	0	8500	0	0
MEREDITH CORPORATION
Security:	589433101			Meeting Type:		Annual
Ticker:	MDP			Meeting Date:		07-Nov-2007
ISIN	US5894331017			Vote Deadline Date:		06-Nov-2007
Agenda	932775781	Management		Total Ballot Shares:		202804
Last Vote Date:	29-Sep-2007
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	MARY SUE COLEMAN*			15600	0	0	0
2	D.M. MEREDITH FRAZIER*			15600	0	0	0
3	JOEL W. JOHNSON*			15600	0	0	0
4	STEPHEN M. LACY*			15600	0	0	0
5	ALFRED H. DREWES**			15600	0	0	0
OSHKOSH TRUCK CORPORATION
Security:	688239201			Meeting Type:		Annual
Ticker:	OSK			Meeting Date:		05-Feb-2008
ISIN	US6882392011			Vote Deadline Date:		04-Feb-2008
Agenda	932801613	Management		Total Ballot Shares:		269895
Last Vote Date:	01-Jan-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: J. WILLIAM ANDERSEN		For	20000	0	0	0
2	ELECTION OF DIRECTOR: ROBERT G. BOHN		For	20000	0	0	0
3	ELECTION OF DIRECTOR: ROBERT A. CORNOG		For	20000	0	0	0
4	ELECTION OF DIRECTOR: RICHARD M. DONNELLY		For	20000	0	0	0
5	ELECTION OF DIRECTOR: FREDERICK M. FRANKS, JR.		For	20000	0	0	0
6	ELECTION OF DIRECTOR: MICHAEL W. GREBE		For	20000	0	0	0
7	ELECTION OF DIRECTOR: KATHLEEN J. HEMPEL		For	20000	0	0	0
8	ELECTION OF DIRECTOR: HARVEY N. MEDVIN		For	20000	0	0	0
9	ELECTION OF DIRECTOR: J. PETER MOSLING, JR.		For	20000	0	0	0
10	ELECTION OF DIRECTOR: TIMOTHY J. ROEMER		For	20000	0	0	0
11	ELECTION OF DIRECTOR: RICHARD G. SIM		For	20000	0	0	0
12	ELECTION OF DIRECTOR: CHARLES L. SZEWS		For	20000	0	0	0
13	AMEND THE RESTATED ARTICLES OF INCORPORATION TO CHANGE THE NAME OF THE COMPANY TO "OSHKOSH CORPORATION".		For	20000	0	0	0
14	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP, AS INDEPENDENT AUDITORS.		For	20000	0	0	0
15	SHAREHOLDER PROPOSAL - TO REDEEM OR BRING TO SHAREHOLDER VOTE THE COMPANY'S SHAREHOLDER RIGHTS PLAN.		Against	0	20000	0	0
HEWLETT-PACKARD COMPANY
Security:	428236103			Meeting Type:		Annual
Ticker:	HPQ			Meeting Date:		19-Mar-2008
ISIN	US4282361033			Vote Deadline Date:		18-Mar-2008
Agenda	932811498	Management		Total Ballot Shares:		82575
Last Vote Date:	07-Feb-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: L.T. BABBIO, JR.		For	12500	0	0	0
2	ELECTION OF DIRECTOR: S.M. BALDAUF		For	12500	0	0	0
3	ELECTION OF DIRECTOR: R.A. HACKBORN		For	12500	0	0	0
4	ELECTION OF DIRECTOR: J.H. HAMMERGREN		For	12500	0	0	0
5	ELECTION OF DIRECTOR: M.V. HURD		For	12500	0	0	0
6	ELECTION OF DIRECTOR: J.Z. HYATT		For	12500	0	0	0
7	ELECTION OF DIRECTOR: J.R. JOYCE		For	12500	0	0	0
8	ELECTION OF DIRECTOR: R.L. RYAN		For	12500	0	0	0
9	ELECTION OF DIRECTOR: L.S. SALHANY		For	12500	0	0	0
10	ELECTION OF DIRECTOR: G.K. THOMPSON		For	12500	0	0	0
11	TO RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2008		For	12500	0	0	0
HARLEY-DAVIDSON, INC.
Security:	412822108			Meeting Type:		Annual
Ticker:	HOG			Meeting Date:		26-Apr-2008
ISIN	US4128221086			Vote Deadline Date:		25-Apr-2008
Agenda	932845831	Management		Total Ballot Shares:		350452
Last Vote Date:	07-Apr-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	GEORGE H. CONRADES			24000	0	0	0
2	SARA L. LEVINSON			24000	0	0	0
3	GEORGE L. MILES, JR.			24000	0	0	0
4	JOCHEN ZEITZ			24000	0	0	0
2	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, TO BE THE AUDITORS.		For	24000	0	0	0
AMERICAN EXPRESS COMPANY
Security:	025816109			Meeting Type:		Annual
Ticker:	AXP			Meeting Date:		28-Apr-2008
ISIN	US0258161092			Vote Deadline Date:		25-Apr-2008
Agenda	932823924	Management		Total Ballot Shares:		370070
Last Vote Date:	16-Mar-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	D.F. AKERSON			15000	0	0	0
2	C. BARSHEFSKY			15000	0	0	0
3	U.M. BURNS			15000	0	0	0
4	K.I. CHENAULT			15000	0	0	0
5	P. CHERNIN			15000	0	0	0
6	J. LESCHLY			15000	0	0	0
7	R.C. LEVIN			15000	0	0	0
8	R.A. MCGINN			15000	0	0	0
9	E.D. MILLER			15000	0	0	0
10	S.S REINEMUND			15000	0	0	0
11	R.D. WALTER			15000	0	0	0
12	R.A. WILLIAMS			15000	0	0	0
2	A PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.		For	15000	0	0	0
3	A PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO REQUIRE A MAJORITY VOTE FOR THE ELECTION OF DIRECTORS IN NON-CONTESTED ELECTIONS.		For	15000	0	0	0
4	PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO ELIMINATE STATUTORY SUPERMAJORITY VOTING: MERGER OR CONSOLIDATION.		For	15000	0	0	0
5	PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO ELIMINATE STATUTORY SUPERMAJORITY VOTING: SALE, LEASE, EXCHANGE OR OTHER DISPOSITION OF ALL OR SUBSTANTIALLY ALL OF THE COMPANY'S ASSETS OUTSIDE THE ORDINARY COURSE OF BUSINESS.		For	15000	0	0	0
6	PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO ELIMINATE STATUTORY SUPERMAJORITY VOTING: PLAN FOR THE EXCHANGE OF SHARES.		For	15000	0	0	0
7	PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO ELIMINATE STATUTORY SUPERMAJORITY VOTING: AUTHORIZATION OF DISSOLUTION.		For	15000	0	0	0
8	A SHAREHOLDER PROPOSAL RELATING TO CUMULATIVE VOTING FOR DIRECTORS.		Against	0	15000	0	0
WELLS FARGO & COMPANY
Security:	949746101			Meeting Type:		Annual
Ticker:	WFC			Meeting Date:		29-Apr-2008
ISIN	US9497461015			Vote Deadline Date:		28-Apr-2008
Agenda	932823897	Management		Total Ballot Shares:		662480
Last Vote Date:	19-Mar-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: JOHN S. CHEN		For	38000	0	0	0
2	ELECTION OF DIRECTOR: LLOYD H. DEAN		For	38000	0	0	0
3	ELECTION OF DIRECTOR: SUSAN E. ENGEL		For	38000	0	0	0
4	ELECTION OF DIRECTOR: ENRIQUE HERNANDEZ, JR.		For	38000	0	0	0
5	ELECTION OF DIRECTOR: ROBERT L. JOSS		For	38000	0	0	0
6	ELECTION OF DIRECTOR: RICHARD M. KOVACEVICH		For	38000	0	0	0
7	ELECTION OF DIRECTOR: RICHARD D. MCCORMICK		For	38000	0	0	0
8	ELECTION OF DIRECTOR: CYNTHIA H. MILLIGAN		For	38000	0	0	0
9	ELECTION OF DIRECTOR: NICHOLAS G. MOORE		For	38000	0	0	0
10	ELECTION OF DIRECTOR: PHILIP J. QUIGLEY		For	38000	0	0	0
11	ELECTION OF DIRECTOR: DONALD B. RICE		For	38000	0	0	0
12	ELECTION OF DIRECTOR: JUDITH M. RUNSTAD		For	38000	0	0	0
13	ELECTION OF DIRECTOR: STEPHEN W. SANGER		For	38000	0	0	0
14	ELECTION OF DIRECTOR: JOHN G. STUMPF		For	38000	0	0	0
15	ELECTION OF DIRECTOR: SUSAN G. SWENSON		For	38000	0	0	0
16	ELECTION OF DIRECTOR: MICHAEL W. WRIGHT		For	38000	0	0	0
17	PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2008.		For	38000	0	0	0
18	PROPOSAL TO APPROVE THE PERFORMANCE-BASED COMPENSATION POLICY.		For	38000	0	0	0
19	PROPOSAL TO APPROVE THE AMENDED AND RESTATED LONG-TERM INCENTIVE COMPENSATION PLAN.		For	38000	0	0	0
20	PROPOSAL REGARDING A BY-LAWS AMENDMENT TO REQUIRE AN INDEPENDENT CHAIRMAN.		Against	0	0	38000	0
21	PROPOSAL REGARDING AN EXECUTIVE COMPENSATION ADVISORY VOTE.		Against	0	38000	0	0
22	PROPOSAL REGARDING A "PAY-FOR-SUPERIOR- PERFORMANCE" COMPENSATION PLAN.		Against	0	38000	0	0
23	PROPOSAL REGARDING HUMAN RIGHTS ISSUES IN INVESTMENT POLICIES.		Against	0	38000	0	0
24	PROPOSAL REGARDING A NEUTRAL SEXUAL ORIENTATION EMPLOYMENT POLICY.		Against	0	38000	0	0
25	PROPOSAL REGARDING A REPORT ON RACIAL DISPARITIES IN MORTGAGE LENDING.		Against	0	38000	0	0
W.W. GRAINGER, INC.
Security:	384802104			Meeting Type:		Annual
Ticker:	GWW			Meeting Date:		30-Apr-2008
ISIN	US3848021040			Vote Deadline Date:		29-Apr-2008
Agenda	932826083	Management		Total Ballot Shares:		90714
Last Vote Date:	19-Mar-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	BRIAN P. ANDERSON			8800	0	0	0
2	WILBUR H. GANTZ			8800	0	0	0
3	V. ANN HAILEY			8800	0	0	0
4	WILLIAM K. HALL			8800	0	0	0
5	RICHARD L. KEYSER			8800	0	0	0
6	STUART L. LEVENICK			8800	0	0	0
7	JOHN W. MCCARTER, JR.			8800	0	0	0
8	NEIL S. NOVICH			8800	0	0	0
9	MICHAEL J. ROBERTS			8800	0	0	0
10	GARY L. ROGERS			8800	0	0	0
11	JAMES T. RYAN			8800	0	0	0
12	JAMES D. SLAVIK			8800	0	0	0
13	HAROLD B. SMITH			8800	0	0	0
2	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2008.		For	8800	0	0	0
ILLINOIS TOOL WORKS INC.
Security:	452308109			Meeting Type:		Annual
Ticker:	ITW			Meeting Date:		02-May-2008
ISIN	US4523081093			Vote Deadline Date:		01-May-2008
Agenda	932833432	Management		Total Ballot Shares:		404604
Last Vote Date:	27-Mar-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: WILLIAM F. ALDINGER		For	24000	0	0	0
2	ELECTION OF DIRECTOR: MARVIN D. BRAILSFORD		For	24000	0	0	0
3	ELECTION OF DIRECTOR: SUSAN CROWN		For	24000	0	0	0
4	ELECTION OF DIRECTOR: DON H. DAVIS, JR.		For	24000	0	0	0
5	ELECTION OF DIRECTOR: ROBERT C. MCCORMACK		For	24000	0	0	0
6	ELECTION OF DIRECTOR: ROBERT S. MORRISON		For	24000	0	0	0
7	ELECTION OF DIRECTOR: JAMES A. SKINNER		For	24000	0	0	0
8	ELECTION OF DIRECTOR: HAROLD B. SMITH		For	24000	0	0	0
9	ELECTION OF DIRECTOR: DAVID B. SPEER		For	24000	0	0	0
10	ELECTION OF DIRECTOR: PAMELA B. STROBEL		For	24000	0	0	0
11	REAPPROVAL OF THE PERFORMANCE FACTORS AND AWARD LIMIT UNDER THE EXECUTIVE INCENTIVE PLAN.		For	24000	0	0	0
12	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS ITW'S INDEPENDENT PUBLIC ACCOUNTANTS FOR 2008.		For	24000	0	0	0
BERKSHIRE HATHAWAY INC.
Security:	084670108			Meeting Type:		Annual
Ticker:	BRKA			Meeting Date:		03-May-2008
ISIN	US0846701086			Vote Deadline Date:		02-May-2008
Agenda	932826463	Management		Total Ballot Shares:		58
Last Vote Date:	19-Mar-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	WARREN E. BUFFETT			40	0	0	0
2	CHARLES T. MUNGER			40	0	0	0
3	HOWARD G. BUFFETT			40	0	0	0
4	SUSAN L. DECKER			40	0	0	0
5	WILLIAM H. GATES III			40	0	0	0
6	DAVID S. GOTTESMAN			40	0	0	0
7	CHARLOTTE GUYMAN			40	0	0	0
8	DONALD R. KEOUGH			40	0	0	0
9	THOMAS S. MURPHY			40	0	0	0
10	RONALD L. OLSON			40	0	0	0
11	WALTER SCOTT, JR.			40	0	0	0
AFLAC INCORPORATED
Security:	001055102			Meeting Type:		Contested-Annual
Ticker:	AFL			Meeting Date:		05-May-2008
ISIN	US0010551028			Vote Deadline Date:		02-May-2008
Agenda	932842936	Management		Total Ballot Shares:		496708
Last Vote Date:	07-Apr-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	DANIEL P. AMOS			25000	0	0	0
2	JOHN SHELBY AMOS II			25000	0	0	0
3	PAUL S. AMOS II			25000	0	0	0
4	YOSHIRO AOKI			25000	0	0	0
5	MICHAEL H. ARMACOST			25000	0	0	0
6	KRISS CLONINGER III			25000	0	0	0
7	JOE FRANK HARRIS			25000	0	0	0
8	ELIZABETH J. HUDSON			25000	0	0	0
9	KENNETH S. JANKE SR.			25000	0	0	0
10	DOUGLAS W. JOHNSON			25000	0	0	0
11	ROBERT B. JOHNSON			25000	0	0	0
12	CHARLES B. KNAPP			25000	0	0	0
13	E. STEPHEN PURDOM			25000	0	0	0
14	B.K. RIMER, DR. PH			25000	0	0	0
15	MARVIN R. SCHUSTER			25000	0	0	0
16	DAVID GARY THOMPSON			25000	0	0	0
17	ROBERT L. WRIGHT			25000	0	0	0
2	TO APPROVE THE AMENDMENT OF ARTICLE IV OF THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE THE COMPANY'S AUTHORIZED SHARES OF $.10 PAR VALUE COMMON STOCK FROM 1,000,000,000 SHARES TO 1,900,000,000 SHARES.		For	25000	0	0	0
3	TO ADOPT THE AMENDED AND RESTATED MANAGEMENT INCENTIVE PLAN (THE "2009 MANAGEMENT INCENTIVE PLAN").		For	25000	0	0	0
4	TO APPROVE THE FOLLOWING ADVISORY (NON- BINDING) PROPOSAL: "RESOLVED, THAT THE SHAREHOLDERS APPROVE THE OVERALL EXECUTIVE PAY-FOR-PERFORMANCE COMPENSATION POLICIES AND PROCEDURES EMPLOYED BY THE COMPANY, AS DESCRIBED IN THE COMPENSATION DISCUSSION AND ANALYSIS AND THE TABULAR DISCLOSURE REGARDING NAMED EXECUTIVE OFFICER COMPENSATION IN THIS PROXY STATEMENT."		For	25000	0	0	0
5	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2008.		For	25000	0	0	0
LINCARE HOLDINGS INC.
Security:	532791100			Meeting Type:		Annual
Ticker:	LNCR			Meeting Date:		12-May-2008
ISIN	US5327911005			Vote Deadline Date:		09-May-2008
Agenda	932856062	Management		Total Ballot Shares:		471221
Last Vote Date:	10-Apr-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	J.P. BYRNES			21400	0	0	0
2	S.H. ALTMAN, PH.D.			21400	0	0	0
3	C.B. BLACK			21400	0	0	0
4	F.D. BYRNE, M.D.			21400	0	0	0
5	W.F. MILLER, III			21400	0	0	0
2	RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.		For	21400	0	0	0
OMNICOM GROUP INC.
Security:	681919106			Meeting Type:		Annual
Ticker:	OMC			Meeting Date:		16-May-2008
ISIN	US6819191064			Vote Deadline Date:		15-May-2008
Agenda	932843685	Management		Total Ballot Shares:		332489
Last Vote Date:	07-Apr-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	JOHN D. WREN			20000	0	0	0
2	BRUCE CRAWFORD			20000	0	0	0
3	ROBERT CHARLES CLARK			20000	0	0	0
4	LEONARD S. COLEMAN, JR.			20000	0	0	0
5	ERROL M. COOK			20000	0	0	0
6	SUSAN S. DENISON			20000	0	0	0
7	MICHAEL A. HENNING			20000	0	0	0
8	JOHN R. MURPHY			20000	0	0	0
9	JOHN R. PURCELL			20000	0	0	0
10	LINDA JOHNSON RICE			20000	0	0	0
11	GARY L. ROUBOS			20000	0	0	0
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT AUDITORS FOR 2008.		For	20000	0	0	0
FISERV, INC.
Security:	337738108			Meeting Type:		Annual
Ticker:	FISV			Meeting Date:		21-May-2008
ISIN	US3377381088			Vote Deadline Date:		20-May-2008
Agenda	932862926	Management		Total Ballot Shares:		250594
Last Vote Date:	15-Apr-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	D.F. DILLON*			18000	0	0	0
2	G.J. LEVY*			18000	0	0	0
3	D.J. O'LEARY*			18000	0	0	0
4	G.M. RENWICK*			18000	0	0	0
5	D.R. SIMONS**			18000	0	0	0
6	P.J. KIGHT***			18000	0	0	0
2	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.		For	18000	0	0	0
LOWE'S COMPANIES, INC.
Security:	548661107			Meeting Type:		Annual
Ticker:	LOW			Meeting Date:		30-May-2008
ISIN	US5486611073			Vote Deadline Date:		29-May-2008
Agenda	932863384	Management		Total Ballot Shares:		506443
Last Vote Date:	15-Apr-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	ROBERT A. INGRAM			35300	0	0	0
2	ROBERT L. JOHNSON			35300	0	0	0
3	RICHARD K. LOCHRIDGE			35300	0	0	0
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		For	35300	0	0	0
3	TO APPROVE THE AMENDMENTS TO LOWE'S ARTICLES OF INCORPORATION ELIMINATING THE CLASSIFIED STRUCTURE OF THE BOARD OF DIRECTORS.		For	35300	0	0	0
4	SHAREHOLDER PROPOSAL REGARDING SUPERMAJORITY VOTE REQUIREMENTS.		Against	0	35300	0	0
5	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION PLAN.		Against	0	35300	0	0
UNITEDHEALTH GROUP INCORPORATED
Security:	91324P102			Meeting Type:		Annual
Ticker:	UNH			Meeting Date:		05-Jun-2008
ISIN	US91324P1021			Vote Deadline Date:		04-Jun-2008
Agenda	932886306	Management		Total Ballot Shares:		342654
Last Vote Date:	01-May-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: WILLIAM C. BALLARD, JR.		For	20000	0	0	0
2	ELECTION OF DIRECTOR: RICHARD T. BURKE		For	20000	0	0	0
3	ELECTION OF DIRECTOR: ROBERT J. DARRETTA		For	20000	0	0	0
4	ELECTION OF DIRECTOR: STEPHEN J. HEMSLEY		For	20000	0	0	0
5	ELECTION OF DIRECTOR: MICHELE J. HOOPER		For	20000	0	0	0
6	ELECTION OF DIRECTOR: DOUGLAS W. LEATHERDALE		For	20000	0	0	0
7	ELECTION OF DIRECTOR: GLENN M. RENWICK		For	20000	0	0	0
8	ELECTION OF DIRECTOR: GAIL R. WILENSKY, PH.D.		For	20000	0	0	0
9	APPROVAL OF THE MATERIAL TERMS FOR PAYMENT OF EXECUTIVE INCENTIVE COMPENSATION		For	20000	0	0	0
10	APPROVAL OF THE AMENDMENT TO THE UNITEDHEALTH GROUP 1993 EMPLOYEE STOCK PURCHASE PLAN		For	20000	0	0	0
11	RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR PERIOD ENDING DECEMBER 31, 2008		For	20000	0	0	0
12	SHAREHOLDER PROPOSAL CONCERNING ADVISORY VOTE ON EXECUTIVE COMPENSATION		Against	0	20000	0	0
13	SHAREHOLDER PROPOSAL CONCERNING PERFORMANCE VESTING SHARES		Against	0	20000	0	0
WAL-MART STORES, INC.
Security:	931142103			Meeting Type:		Annual
Ticker:	WMT			Meeting Date:		06-Jun-2008
ISIN	US9311421039			Vote Deadline Date:		05-Jun-2008
Agenda	932881039	Management		Total Ballot Shares:		375809
Last Vote Date:	05-May-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: AIDA M. ALVAREZ		For	25000	0	0	0
2	ELECTION OF DIRECTOR: JAMES W. BREYER		For	25000	0	0	0
3	ELECTION OF DIRECTOR: M. MICHELE BURNS		For	25000	0	0	0
4	ELECTION OF DIRECTOR: JAMES I. CASH, JR.		For	25000	0	0	0
5	ELECTION OF DIRECTOR: ROGER C. CORBETT		For	25000	0	0	0
6	ELECTION OF DIRECTOR: DOUGLAS N. DAFT		For	25000	0	0	0
7	ELECTION OF DIRECTOR: DAVID D. GLASS		For	25000	0	0	0
8	ELECTION OF DIRECTOR: GREGORY B. PENNER		For	25000	0	0	0
9	ELECTION OF DIRECTOR: ALLEN I. QUESTROM		For	25000	0	0	0
10	ELECTION OF DIRECTOR: H. LEE SCOTT, JR.		For	25000	0	0	0
11	ELECTION OF DIRECTOR: ARNE M. SORENSON		For	25000	0	0	0
12	ELECTION OF DIRECTOR: JIM C. WALTON		For	25000	0	0	0
13	ELECTION OF DIRECTOR: S. ROBSON WALTON		For	25000	0	0	0
14	ELECTION OF DIRECTOR: CHRISTOPHER J. WILLIAMS		For	25000	0	0	0
15	ELECTION OF DIRECTOR: LINDA S. WOLF		For	25000	0	0	0
16	APPROVAL OF MANAGEMENT INCENTIVE PLAN, AS AMENDED AND RESTATED		For	25000	0	0	0
17	RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS		For	25000	0	0	0
18	AMEND EQUAL EMPLOYMENT OPPORTUNITY POLICY		Against	0	25000	0	0
19	PAY-FOR-SUPERIOR-PERFORMANCE		Against	0	25000	0	0
20	RECOUPMENT OF SENIOR EXECUTIVE COMPENSATION POLICY		Against	0	25000	0	0
21	ESTABLISH HUMAN RIGHTS COMMITTEE		Against	0	25000	0	0
22	ADVISORY VOTE ON EXECUTIVE COMPENSATION		Against	0	25000	0	0
23	POLITICAL CONTRIBUTIONS REPORT		Against	0	25000	0	0
24	SOCIAL AND REPUTATION IMPACT REPORT		Against	0	25000	0	0
25	SPECIAL SHAREHOLDERS' MEETING		Against	0	25000	0	0
STAPLES, INC.
Security:	855030102			Meeting Type:		Annual
Ticker:	SPLS			Meeting Date:		09-Jun-2008
ISIN	US8550301027			Vote Deadline Date:		06-Jun-2008
Agenda	932882930	Management		Total Ballot Shares:		687229
Last Vote Date:	30-Apr-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: BASIL L. ANDERSON		For	41700	0	0	0
2	ELECTION OF DIRECTOR: ARTHUR M. BLANK		For	41700	0	0	0
3	ELECTION OF DIRECTOR: MARY ELIZABETH BURTON		For	41700	0	0	0
4	ELECTION OF DIRECTOR: JUSTIN KING		For	41700	0	0	0
5	ELECTION OF DIRECTOR: CAROL MEYROWITZ		For	41700	0	0	0
6	ELECTION OF DIRECTOR: ROWLAND T. MORIARTY		For	41700	0	0	0
7	ELECTION OF DIRECTOR: ROBERT C. NAKASONE		For	41700	0	0	0
8	ELECTION OF DIRECTOR: RONALD L. SARGENT		For	41700	0	0	0
9	ELECTION OF DIRECTOR: ROBERT E. SULENTIC		For	41700	0	0	0
10	ELECTION OF DIRECTOR: MARTIN TRUST		For	41700	0	0	0
11	ELECTION OF DIRECTOR: VIJAY VISHWANATH		For	41700	0	0	0
12	ELECTION OF DIRECTOR: PAUL F. WALSH		For	41700	0	0	0
13	TO APPROVE AN AMENDMENT TO STAPLES' CERTIFICATE OF INCORPORATION DELETING ARTICLE XII TO REMOVE PROVISIONS THAT REQUIRE HOLDERS OF AT LEAST TWO-THIRDS OF STAPLES' OUTSTANDING VOTING STOCK TO APPROVE CERTAIN SIGNIFICANT CORPORATE TRANSACTIONS.		For	41700	0	0	0
14	TO APPROVE STAPLES' EXECUTIVE OFFICER INCENTIVE PLAN FOR THE FISCAL YEARS 2008 THROUGH 2012.		For	41700	0	0	0
15	TO APPROVE AN AMENDMENT TO STAPLES' AMENDED AND RESTATED 2004 STOCK INCENTIVE PLAN INCREASING THE TOTAL NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER THE PLAN BY 15,100,000 SHARES, FROM 62,330,000 SHARES TO 77,430,000 SHARES.		For	41700	0	0	0
16	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF ERNST & YOUNG LLP AS STAPLES' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.		For	41700	0	0	0
17	TO ACT ON A SHAREHOLDER PROPOSAL REGARDING STOCKHOLDERS' ABILITY TO CALL SPECIAL MEETINGS EXPECTED TO COME BEFORE THE MEETING.		Against	0	41700	0	0
BEST BUY CO., INC.
Security:	086516101			Meeting Type:		Annual
Ticker:	BBY			Meeting Date:		25-Jun-2008
ISIN	US0865161014			Vote Deadline Date:		24-Jun-2008
Agenda	932891232	Management		Total Ballot Shares:		295455
Last Vote Date:	08-May-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	DIRECTOR		For
1	BRADBURY H. ANDERSON*			17000	0	0	0
2	K.J. HIGGINS VICTOR*			17000	0	0	0
3	ALLEN U. LENZMEIER*			17000	0	0	0
4	ROGELIO M. REBOLLEDO*			17000	0	0	0
5	FRANK D. TRESTMAN*			17000	0	0	0
6	GEORGE L. MIKAN III**			17000	0	0	0
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 28, 2009.		For	17000	0	0	0
3	APPROVAL OF THE BEST BUY CO., INC. 2008 EMPLOYEE STOCK PURCHASE PLAN.		For	17000	0	0	0
4	APPROVAL OF AN AMENDMENT TO THE BEST BUY CO., INC. RESTATED ARTICLES OF INCORPORATION.		For	17000	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR  FUNDS

By: /s/ Ross C. Provence

       Ross C. Provence, President

Date:             8/25/08